Prepayments and Other Current Assets (Details)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Prepayments and Other Current Assets
Guarantee payment made to Blizzard - royalty fees		313,342,000	374,877,000
Prepayment for royalties, revenue sharing cost - current portion		360,499,000	221,921,000
Interest receivable		305,063,000	246,178,000
Prepayments of content and marketing cost and other operational expenses		145,445,000	73,693,000
Prepayment for sales tax		105,096,000	77,436,000
Bridge loans in connection with ongoing investments		57,168,000	13,800,000
Deposits to vendors		69,961,000	14,438,000
Employee advances		27,118,000	21,755,000
Wangyibao operating funds held by third party online payment platform settlement service providers		22,777,000	74,793,000
Others		45,450,000	25,381,000
Prepayments and other current assets	234,007,000	1,451,919,000	1,144,272,000
Staff housing loans outstanding repayable within 12 months		24,700,000	19,200,000
Advances were made directly or indirectly to the executive officers for their personal benefit		0	0